UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond FundSM
Investment portfolio
February 29, 2016
unaudited
Bonds, notes & other debt instruments 92.37% Corporate bonds & notes 87.82% Financials 26.76%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$25	$25
ACE INA Holdings Inc. 2.875% 2022	45	46
ACE INA Holdings Inc. 3.35% 2026	15	15
ACE INA Holdings Inc. 4.35% 2045	20	21
American Campus Communities, Inc. 3.35% 2020	260	264
American Campus Communities, Inc. 4.125% 2024	200	205
American International Group, Inc. 4.50% 2044	125	111
Bank of America Corp. 2.625% 2020	530	526
Bank of America Corp. 3.30% 2023	75	75
Bank of America Corp. 4.45% 2026	450	450
Bank of New York Mellon Corp. 2.50% 2021	275	278
Bank of Nova Scotia 4.50% 2025	200	197
Barclays Bank PLC 3.65% 2025	350	322
BNP Paribas 4.375% 2025[1]	300	291
Boston Properties, Inc. 3.65% 2026	200	203
BPCE SA group 4.50% 2025[1]	200	189
Citigroup Inc. 4.45% 2027	90	89
Corporate Office Properties LP 5.00% 2025	30	30
Credit Suisse Group AG 3.75% 2025	450	426
DDR Corp. 4.25% 2026	235	234
Developers Diversified Realty Corp. 9.625% 2016	150	150
Developers Diversified Realty Corp. 7.50% 2017	200	211
Developers Diversified Realty Corp. 7.875% 2020	150	180
EPR Properties 4.50% 2025	250	244
Essex Portfolio L.P. 3.50% 2025	70	69
Goldman Sachs Group, Inc. 2.875% 2021	300	301
Goldman Sachs Group, Inc. 3.75% 2026	610	617
Goldman Sachs Group, Inc. 4.75% 2045	60	61
Hospitality Properties Trust 6.70% 2018	400	420
Host Hotels & Resorts LP 4.50% 2026	305	305
HSBC Holdings PLC 4.25% 2025	550	534
Intercontinentalexchange, Inc. 4.00% 2023	200	210
JPMorgan Chase & Co. 2.12% 2021[2]	34	34
JPMorgan Chase & Co. 2.55% 2021	425	425
Kimco Realty Corp. 3.40% 2022	40	41
MetLife Global Funding I 2.00% 2020[1]	150	148
MetLife Global Funding I 2.50% 2020[1]	150	150
Morgan Stanley 3.875% 2026	655	675
Nordea Bank AB 2.50% 2020[1]	200	201
Prologis, Inc. 3.35% 2021	135	139
Prologis, Inc. 3.75% 2025	115	117
QBE Insurance Group Ltd. 2.40% 2018[1]	250	251
Rabobank Nederland 4.375% 2025	675	680
Scentre Group 2.375% 2021[1]	230	224
Scentre Group 3.25% 2025[1]	180	174
Scentre Group 3.50% 2025[1]	350	348
American Funds Corporate Bond Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 4.125% 2025[1]	$550	$548
UDR, Inc. 4.00% 2025	20	21
US Bancorp 2.35% 2021	70	71
WEA Finance LLC 1.75% 2017[1]	250	248
WEA Finance LLC 3.25% 2020[1]	390	397
WEA Finance LLC 3.75% 2024[1]	390	394
Wells Fargo & Co. 2.55% 2020	375	378
Wells Fargo & Co. 1.98% 2021[2]	41	41
Wells Fargo & Co. 2.50% 2021	125	125
Westpac Banking Corp. 2.60% 2020	100	101
		13,230
Consumer discretionary 12.74%
21st Century Fox America, Inc. 3.70% 2025	20	20
21st Century Fox America, Inc. 4.95% 2045	175	171
Amazon.com, Inc. 4.95% 2044	225	250
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	575	589
Comcast Corp. 3.15% 2026	150	154
Comcast Corp. 4.75% 2044	100	105
Daimler Finance NA LLC 2.70% 2020[1]	250	251
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	225	222
DaimlerChrysler North America Holding Corp. 2.45% 2020[1]	200	199
Expedia, Inc. 5.00% 2026[1]	200	190
Ford Motor Credit Co. 3.20% 2021	375	371
Ford Motor Credit Co. 4.134% 2025	400	399
Ford Motor Credit Co. 4.389% 2026	225	230
General Motors Co. 6.60% 2036	45	46
General Motors Co. 6.75% 2046	230	241
General Motors Financial Co. 4.30% 2025	750	712
Home Depot, Inc. 2.00% 2021	180	181
Home Depot, Inc. 4.25% 2046	25	26
Marriott International, Inc., Series I, 6.375% 2017	100	106
McDonald’s Corp. 2.75% 2020	10	10
McDonald’s Corp. 3.70% 2026	125	131
McDonald’s Corp. 4.70% 2035	110	114
McDonald’s Corp. 4.875% 2045	125	132
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	491
Starbucks Corp. 2.10% 2021	470	475
Thomson Reuters Corp. 1.30% 2017	150	150
Time Warner Inc. 3.60% 2025	75	74
Time Warner Inc. 4.85% 2045	275	258
		6,298
Health care 12.06%
AbbVie Inc. 4.70% 2045	300	301
Actavis Funding SCS 3.80% 2025	712	735
Actavis Funding SCS 4.55% 2035	220	222
Actavis Funding SCS 4.75% 2045	175	179
AstraZeneca PLC 3.375% 2025	240	245
Baxalta Inc. 2.875% 2020[1]	100	98
Becton, Dickinson and Co. 4.685% 2044	100	104
Biogen Inc. 4.05% 2025	200	209
Biogen Inc. 5.20% 2045	500	514
Boston Scientific Corp. 3.85% 2025	350	351
American Funds Corporate Bond Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Celgene Corp. 3.875% 2025	$678	$700
Celgene Corp. 5.00% 2045	180	185
EMD Finance LLC 2.40% 2020[1]	135	133
EMD Finance LLC 2.95% 2022[1]	395	393
EMD Finance LLC 3.25% 2025[1]	100	98
Gilead Sciences, Inc. 4.75% 2046	225	238
HCA Inc. 5.25% 2025	200	207
Johnson & Johnson 3.55% 2036	30	30
Johnson & Johnson 3.70% 2046	70	70
Medtronic, Inc. 4.625% 2045	75	80
St. Jude Medical, Inc. 3.875% 2025	325	334
UnitedHealth Group Inc. 2.125% 2021	225	225
UnitedHealth Group Inc. 3.75% 2025	200	213
Zimmer Holdings, Inc. 2.00% 2018	100	100
		5,964
Utilities 10.99%
American Electric Power Co. 2.95% 2022	200	200
CMS Energy Corp. 6.25% 2020	250	284
CMS Energy Corp. 3.60% 2025	65	66
CMS Energy Corp. 4.875% 2044	100	105
Duke Energy Corp. 3.75% 2024	190	196
Duke Energy Corp. 4.80% 2045	95	99
EDP Finance BV 5.25% 2021[1]	200	198
Electricité de France SA 4.95% 2045[1]	350	352
Enel Finance International SA 6.00% 2039[1]	150	166
Entergy Louisiana, LLC 3.78% 2025	250	258
Exelon Corp. 2.85% 2020	545	550
Iberdrola Finance Ireland 5.00% 2019[1]	150	162
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	25	25
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	95	96
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	95	99
Niagara Mohawk Power Corp. 3.508% 2024[1]	150	156
NV Energy, Inc 6.25% 2020	675	782
Pacific Gas and Electric Co. 4.25% 2046	100	103
PG&E Corp. 2.40% 2019	150	152
Puget Energy Inc. 3.65% 2025	275	278
Puget Sound Energy, Inc., First Lien, 6.50% 2020	101	118
Puget Sound Energy, Inc., First Lien, 5.625% 2022	150	169
Teco Finance, Inc. 5.15% 2020	750	817
		5,431
Energy 9.73%
Chevron Corp. 2.355% 2022	25	24
Chevron Corp. 3.326% 2025	150	151
Devon Energy Corp. 5.00% 2045	125	83
Diamond Offshore Drilling, Inc. 4.875% 2043	505	302
Enbridge Energy Partners, LP 4.375% 2020	60	56
Enbridge Energy Partners, LP 5.875% 2025	45	42
Enbridge Energy Partners, LP 7.375% 2045	625	582
Energy Transfer Partners, LP 4.75% 2026	150	129
Energy Transfer Partners, LP 6.125% 2045	100	83
Enterprise Products Operating LLC 3.70% 2026	100	94
EOG Resources, Inc. 4.15% 2026	75	74
American Funds Corporate Bond Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 1.305% 2018	$40	$40
Exxon Mobil Corp. 1.912% 2020	60	60
Exxon Mobil Corp. 2.222% 2021	345	345
Exxon Mobil Corp. 3.043% 2026	165	165
Exxon Mobil Corp. 4.114% 2046	10	10
Halliburton Co. 3.375% 2022	45	44
Halliburton Co. 3.80% 2025	140	133
Halliburton Co. 4.85% 2035	90	79
Halliburton Co. 5.00% 2045	340	302
Kinder Morgan Finance Co. 5.05% 2046	225	173
Kinder Morgan, Inc. 4.30% 2025	150	136
Kinder Morgan, Inc. 5.55% 2045	210	175
Noble Corp PLC 5.95% 2025	125	63
Petróleos Mexicanos 6.375% 2021[1]	250	261
Petróleos Mexicanos 6.875% 2026[1]	150	156
Pioneer Natural Resources Co. 3.45% 2021	160	150
Pioneer Natural Resources Co. 4.45% 2026	25	24
Schlumberger BV 3.00% 2020[1]	185	182
Schlumberger BV 3.625% 2022[1]	15	15
Schlumberger BV 4.00% 2025[1]	90	89
Southwestern Energy Co. 4.95% 2025	95	55
Williams Partners LP 4.00% 2025	500	381
Williams Partners LP 5.40% 2044	125	87
Williams Partners LP 5.10% 2045	100	68
		4,813
Consumer staples 9.61%
Altria Group, Inc. 4.50% 2043	250	248
Altria Group, Inc. 5.375% 2044	120	136
Anheuser-Busch InBev NV 2.65% 2021	80	81
Anheuser-Busch InBev NV 3.30% 2023	300	309
Anheuser-Busch InBev NV 3.65% 2026	475	490
Anheuser-Busch InBev NV 4.70% 2036	215	226
Anheuser-Busch InBev NV 4.90% 2046	260	279
CVS Caremark Corp. 2.80% 2020	100	103
CVS Caremark Corp. 5.125% 2045	100	113
Kroger Co. 2.60% 2021	95	97
Kroger Co. 3.50% 2026	20	21
Mead Johnson Nutrition Co. 4.125% 2025	25	26
PepsiCo, Inc. 4.45% 2046	20	21
Philip Morris International Inc. 1.875% 2021	200	199
Philip Morris International Inc. 2.75% 2026	25	25
Philip Morris International Inc. 3.875% 2042	150	143
Reynolds American Inc. 4.00% 2022	70	76
Reynolds American Inc. 4.45% 2025	1,000	1,088
Reynolds American Inc. 5.85% 2045	400	471
Tyson Foods, Inc. 3.95% 2024	100	106
WM. Wrigley Jr. Co 3.375% 2020[1]	475	491
		4,749
Telecommunication services 3.37%
AT&T Inc. 2.80% 2021	135	137
AT&T Inc. 4.125% 2026	70	72
AT&T Inc. 4.30% 2042	4	4
American Funds Corporate Bond Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.80% 2044	$100	$92
AT&T Inc. 4.35% 2045	201	172
AT&T Inc. 4.75% 2046	275	251
AT&T Inc. 5.65% 2047	47	49
France Télécom 9.00% 2031	110	154
Verizon Communications Inc. 4.522% 2048	800	733
		1,664
Information technology 1.57%
Apple Inc. 2.25% 2021	425	432
Apple Inc. 3.25% 2026	235	243
Harris Corp. 5.054% 2045	100	103
		778
Industrials 0.99%
Boeing Company 1.65% 2020	60	59
Boeing Company 2.20% 2022	30	29
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	34	35
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	94	102
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	93	106
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	30	31
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	40	42
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	45	49
		489
Total corporate bonds & notes		43,416
Bonds & notes of governments & government agencies outside the U.S. 2.84%
Bermuda Government 4.854% 2024[1]	475	489
Chilean Government 3.125% 2026	200	202
Colombia (Republic of) Global 4.50% 2026	200	194
United Mexican States Government Global 4.125% 2026	500	516
		1,401
U.S. Treasury bonds & notes 1.20% U.S. Treasury inflation-protected securities 1.01%
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	499	502
U.S. Treasury 0.19%
U.S. Treasury 1.125% 2021	94	93
Total U.S. Treasury bonds & notes		595
Municipals 0.51%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	250	252
Total bonds, notes & other debt instruments (cost: $45,296,000)		45,664
American Funds Corporate Bond Fund — Page 5 of 8

unaudited
Short-term securities 5.37%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.31%–0.40% due 3/9/2016–5/4/2016	$2,155	$2,154
General Electric Co. 0.30% due 3/1/2016	500	500
Total short-term securities (cost: $2,654,000)		2,654
Total investment securities 97.74% (cost: $47,950,000)		48,318
Other assets less liabilities 2.26%		1,119
Net assets 100.00%		$49,437
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $7,667,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.789%	7/7/2019	$3,000	$82
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	2,500	(266)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	(37)
						$(221)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,944,000, which represented 18.09% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $191,000, which represented .39% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Corporate Bond Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
American Funds Corporate Bond Fund — Page 7 of 8

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 29, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$938
Gross unrealized depreciation on investment securities	(598)
Net unrealized appreciation on investment securities	340
Cost of investment securities	47,978

Key to abbreviations
Fin. = Finance
LCH = LCH.Clearnet
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-032-0416O-S49277	American Funds Corporate Bond Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2016